RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of recently issued accounting pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
NOTE 3 –   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

(1) The following relevant new standards, amendments to standards or interpretations have been issued, and were effective for the first time for financial periods beginning on or after January 1, 2019.

(a) IFRS 16, Leases. It results in almost all leases, where the Group is the lessee, being recognized on the balance sheet, as the distinction between operating and finance leases is removed for lessees. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay lease payments are recognized on the statement of financial position. The only exceptions for lessees are short-term (not applied) and low-value leases (applied) which are recognized on a straight-line basis as expense in profit or loss. The statement of income is also affected because operating expense is replaced with interest and depreciation. Operating cash flows is higher as cash payments of the lease liability are classified within financing activities. The accounting for lessors did significantly change and therefore the Group did not need to make any adjustments to the accounting for assets held as lessor under operating leases as a result of the adoption of IFRS 16. The main lease contracts that affected the financial statements are operating leases where the Group leases offices, retail stores and service centers, cell sites, and vehicles, see also notes 2(o), 4(7) and 19.

Transition to IFRS 16:
The Group applied the standard from its mandatory adoption date January 1, 2019. The Group applied the simplified transition approach and did not restate comparative amounts for the year prior to first adoption. Right-of-use assets for certain property leases were measured on transition as if the new rules had always been applied. All other right-of-use assets were measured at the amount equal to the lease liability on adoption (adjusted for any prepaid or accrued lease expenses, dismantling and restoring obligations).

As of the transition date, the group applied the following practical expedients:

•
the lease liability was measured for leases previously classified as an operating leases under IAS 17 at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at the date of initial application;

•
accounting together a portfolio of leases with similar characteristics provided that it is reasonably expected that the effects on the financial statements of applying this standard to the portfolio would not differ materially from applying this Standard to the individual leases within that portfolio. And using a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases with a similar remaining lease term for a similar class of underlying asset in a similar economic environment);

•
rely on its assessment of whether leases are onerous applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application as an alternative to performing an impairment review;

•
not reassess whether a contract is, or contains, a lease at the date of initial application, and therefore IFRS 16 was not applied to contracts that were not previously identified as containing a lease.

•	initial direct costs were excluded from the measurement of the right-of-use asset at the date of initial application;
•	use hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease.

Quantitative information with respect to transition to IFRS16:
The tables below summarize the effects of IFRS 16 on the consolidated statement of financial position as at January 1, 2019 and on the consolidated statements of income and cash flows for the year for the year ended December 31, 2019. The weighted average lessee's incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 2.43%. See also note 19.

Effect of change on consolidated statement of financial position:

	New Israeli Shekels in millions
	As at January 1, 2019
	Previous accounting policy	Effect of change	According to IFRS16 as reported
Non-current assets - Lease – right of use	-	656	656
Non-current assets - Deferred income tax asset	38	6	44

Current liabilities - Lease liabilities	-	137	137
Non-current liabilities - Lease liabilities	-	546	546
Equity	1,406	(21)	1,385

Measurement of lease liability as of January 1, 2019:

New Israeli Shekels in millions
Operating lease commitments (undiscounted) disclosed as at December 31, 2018	372
Discounted using the lessee's incremental borrowing rate as of the date of initial application	328
Group's share in PHI's lease liability (see note 9)	355
Lease liability recognized as at January 1, 2019	683
Of which are:
Current lease liabilities	137
Non-current liabilities	546

 (b) Annual Improvements to IFRS Standards 2015-2017 Cycle amended IFRS 11 Joint arrangements and clarified that the party obtaining joint control of a business that is a joint operation should not remeasure its previously held interest in the joint operation. The amendment is effective from January 1, 2019. See note 9 with respect to change in PHI's governance at the beginning of January 2019 and that from then the Company accounts for its rights in the assets of PHI and obligations for the liabilities and expenses of PHI as a joint operation, recognizing its share (50%) in the assets, liabilities, and expenses of PHI, instead of the equity method.

(c) Interpretation 23 Uncertainty over Income Tax Treatments, The interpretation explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. The amendment is effective from January 1, 2019. Its effect on the financial statements was not material.